CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Earnings attributable to common shareholders	$ 1,694	$ 1,874
Adjustments for items not involving cash:
Share of profit from equity accounted investees (Note 10)	(209)	(328)
Depreciation and amortization	987	862
Loss on acquisition	0	616
Unrealized loss from derivative instruments (Note 23)	37	170
Net finance costs (Note 19)	602	561
Share-based compensation expense (Note 21)	94	84
Income tax expense (recovery) (Note 11)	513	(154)
Gain on asset disposal	(113)	(21)
Derecognition of insurance contract provision	0	(34)
Cash items paid or received:
Distributions from equity accounted investees (Note 10)	544	626
Net interest paid (Note 19)	(583)	(502)
Share-based compensation payment	(89)	(91)
Taxes paid	(346)	(404)
Change in non-cash operating working capital	221	(43)
Net change in contract liabilities (Note 18)	(24)	(3)
Other	(27)	1
Cash flow from operating activities	3,301	3,214
Financing activities
Net increase (decrease) in bank borrowings (Note 14)	191	(274)
Proceeds from issuance of long-term debt, net of issue costs (Note 14)	1,021	2,733
Proceeds from subscription receipts (Note 16)	0	1,228
Repayment of long-term debt	(1,154)	(1,009)
Repayment of lease liability	(84)	(78)
Issuance of common shares on exercise of options	6	11
Redemption of preferred shares (Note 16)	(451)	0
Distributions to non-controlling interest	0	(12)
Purchase of non-controlling interest	0	(220)
Cash flow (used in) from financing activities	(2,243)	678
Investing activities
Capital expenditures	(784)	(955)
Contributions to equity accounted investees (Note 10)	(410)	(371)
Acquisition	0	(2,620)
Proceeds from sale of assets	139	38
Interest paid during construction (Note 19)	(28)	(26)
Advances to related parties (Note 26)	(27)	0
Return of capital from equity accounted investees (Note 10)	0	63
Changes in non-cash investing working capital and other	20	(42)
Cash flow used in investing activities	(1,090)	(3,913)
Change in cash and cash equivalents	(32)	(21)
Effect of movement in exchange rates on cash held	(3)	11
Cash and cash equivalents, beginning of period	141	151
Cash and cash equivalents, end of period	106	141
Common share capital
Financing activities
Dividends paid	(1,638)	(1,569)
Preferred share capital
Financing activities
Dividends paid	$ (134)	$ (132)